FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2021
FINANCIAL RISK MANAGEMENT
Schedule of Company's financial assets and liabilities measured at fair value on a recurring basis by level within the fair value hierarchy

	As at December 31, 2021			As at December 31, 2020
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Common shares	$2,678	$—	$—	$18,190	$—	$—
Warrants	—	11	—	—	48	—
Prepaid gold interest	—	—	47,702	—	—	—
Convertible debenture	—	—	—	—	—	1,000
Total	$2,678	$11	$47,702	$18,190	$48	$1,000